Reorganization (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 CNY	Dec. 30, 2009 USD ($)	Dec. 23, 2009 USD ($)	Jun. 30, 2008 HKD	Apr. 01, 2008 CNY Store	Mar. 28, 2008 CNY
Reorganization (Textual)
Equity interest in company								50.00%
Minimum number of drug stores								30
Equity interest percentage sold by Liuzhou BCT to Liuzhou Baicaotang Property Management Company Ltd.								51.00%
Consideration for controlling interest of Baicaotang Property								153,000
Equity method investment ownership percentage pledged by Baicaotang Property	51.00%
Secured loan for Liuzhou BCT				153,000
Acquisition of equity interest in BCT Retail	51.00%
Equity interest repurchase in BCT Retail from Baicaotang Property	51.00%
Vested equity interest in BCT Retail	51.00%
Cash paid for acquisition							10,000		10,000,000
Percentage of issued and outstanding common shares acquire under share exchange agreement						100.00%
Common stock, shares issued	38,154,340	38,154,340	38,154,340			32,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock share cancelled					2,900,000
Common Shares acquire under Earn-In-Agreement between CFO of the company and former stockholder						22,480,000
Acquire equity interest amount						300,000
Audited net income	$ 28,000,000	$ 26,000,000
Percentage of Earn-In-Shares allow to acquire	50.00%	50.00%